Employee Benefit Plans (Expected Employer Contributions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Employer Contributions	$ 31.8
U.S. Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Employer Contributions	11.0
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Employer Contributions	8.9
Non-U.S. Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Employer Contributions	$ 0.2